STATEMENT OF CASH FLOWS’ COMPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Statement Of Cash Flows Complementary Information
Schedule of adjustments to reconcile net profit to cash flows generated by operating activities

	Note	12.31.2023	12.31.2022	12.31.2021
Income tax	10.6	318	124	77
Accrued interest		283	185	141
Depreciations and amortizations	9 and 10.2	267	212	205
Share of profit of joint ventures and associates	5.3.2	2	(105)	(100)
Profit from sale/acquisition of companies´ interest		(9)	-	(17)
Results for property, plant and equipment sale and derecognition	10.4	1	(2)	(1)
Result for intangible assets sale	10.4	-	(2)	(2)
Impairment of property, plant and equipment, intangible assets and inventories	11.1, 11.2 and 11.4	39	38	4
(Impairment) Recovery of impairment of financial assets		-	4	(1)
Result from present value measurement	10.5	10	14	1
Changes in the fair value of financial instruments		(392)	(94)	24
Exchange differences, net		(190)	(85)	(3)
Result from exchange of CB	10.5	-	14	-
Result from repurchase of CB	10.5	(1)	(6)	-
Readjustment of investment plan	10.4	-	9	-
Costs of concessions agreements completion	10.4	5	-	-
Contractual indemnity	10.4	(7)	-	-
Contractual penalty	10.4	7	-	-
Compensation for arbitration award	10.4	-	(37)	-
Provision for contingecies, net	10.4	8	4	3
Provision for environmental remediation	10.4	4	-	15
Fair value of consortiums' previous interest	10.4	(7)	-	-
Impairment of other receivables	10.4	5	-	-
Ecuador's transactional agreement	10.4	5	-	-
Expenses recovery	10.4	(8)	-	-
Accrual of defined benefit plans	9 and 10.2	26	14	11
Compensation agreements	10.2	37	19	2
Derecognition of unproductive wells	10.3	7	-	-
Other		(4)	(4)	3
Adjustments to reconcile net profit to cash flows from operating activities		406	302	362

Schedule of changes in operating assets and liabilities

	12.31.2023	12.31.2022	12.31.2021
Increase in trade receivables and other receivables	(151)	(233)	(41)
Increase in inventories	(35)	(21)	(40)
Increase in trade payables and other payables	17	70	43
Increase in salaries and social security payables	20	15	8
Defined benefit plans payments	(3)	(3)	(2)
Increase (Decrease) in tax liabilities	27	41	(2)
Decrease in provisions	(7)	(1)	(3)
Income tax payment	-	(2)	(13)
Payments for derivative financial instruments, net	(4)	(6)	(12)
Changes in operating assets and liabilities	(136)	(140)	(62)

Schedule of significant non-cash transactions

	12.31.2023	12.31.2022	12.31.2021
Acquisition of property, plant and equipment through an increase in trade payables	(82)	(75)	(51)
Borrowing costs capitalized in property, plant and equipment	(21)	(11)	-
Increase of property, plant and equipment through exchange of assets	(25)	-	-
Acquisition of subsidiary by delivering financial assets at fair value through profit and loss	-	(35)	-
Receivables from sales of companies pending collection	-	-	40
Receivables for acquisition of subsidiary	-	7	-
Increase in investments in associates through a decrease in other receivables	-	-	(20)
Increase in right-of-use assets through an increase in other liabilities	(13)	(1)	(7)
Dividends pending collection	-	-	2
Decrease in asset retirement obligation and wind turbines decommision through property, plant and equipment	(5)	(1)	(1)
Decrease in associate's equity interest through increase in other receivables	-	6	-